Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$24,070	$––	$24,070	$––
State and political subdivisions	10,759	––	10,759	––
Equity securities	24	24	––	––

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$64,168	$––	$64,168	$––
State and political subdivisions	17,817	––	17,817	––
Equity securities	13	13	––	––

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$3,573	$––	$––	$3,573
Foreclosed assets held for sale	736	––	––	736

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$1,746	$––	$––	$1,746
Foreclosed assets held for sale	415	––	––	415

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at 12/31/12	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
	(In thousands)

Foreclosed assets held for sale	$736	Market comparable properties	Comparability adjustments	Not available
Collateral-dependent impaired loans	3,573	Market comparable properties	Marketability discount	10% – 35%

Estimated Fair Values of Company's Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2012

Financial assets	$75,108	$75,108	$––	$––
Cash and cash equivalents
Held-to-maturity securities	2,768	––	2,840	––
Loan, net of allowance	293,774	––	––	295,134
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,076	––	1,076	––

Financial liabilities
Deposits	350,416	––	346,761	––
Short term borrowings	10,681	––	10,681	––
Federal Home Loan Bank Advances	32,439	––	35,649	––
Subordinated debentures	4,000	––	3,712	––
Interest payable	193	––	193	––

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2011:

Financial assets

Cash and cash equivalents	$15,681	$15,681	$—	$––
Held-to-maturity securities	4,450	––	4,597	––
Loans, net of allowance	281,526	—	––	283,055
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,410	––	1,410	––

Financial liabilities

Deposits	328,540	––	313,817	––
Short term borrowings	9,968	––	9,995	––
Federal Home Loan Bank Advances	32,951	––	35,617	––
Subordinated debentures	4,000	––	3,632	––
Interest payable	234	––	234	––